Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 18
Entity Central Index Key	0001052118
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
PGIM Jennison Energy Infrastructure Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Energy Infrastructure Fund
Class Name	Class A
Trading Symbol	PRPAX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Jennison Energy Infrastructure Fund
(the “Fund”) for the period of December 1, 2025 to May 31, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Energy Infrastructure Fund—Class A	$79	1.45%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.45%
Net Assets	$ 550,911,023
Holdings Count | Holding	29
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2026?
Fund’s net assets	$ 550,911,023
Number of fund holdings	29
Portfolio turnover rate for the period	11%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2026?

Industry Classification	% of Net Assets
Oil & Gas Storage & Transportation	88.2%
Heavy Electrical Equipment	3.9%
Oil & Gas Exploration & Production	2.9%
Affiliated Mutual Fund - Short Term Investment	1.8%
Independent Power Producers & Energy Traders	1.8%
Electric Utilities	1.3%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

PGIM Jennison Energy Infrastructure Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Energy Infrastructure Fund
Class Name	Class C
Trading Symbol	PRPCX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Jennison Energy Infrastructure Fund
(the “Fund”) for the period of December 1, 2025 to May 31, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Energy Infrastructure Fund—Class C	$121	2.24%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	2.24%
Net Assets	$ 550,911,023
Holdings Count | Holding	29
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2026?
Fund’s net assets	$ 550,911,023
Number of fund holdings	29
Portfolio turnover rate for the period	11%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2026?

Industry Classification	% of Net Assets
Oil & Gas Storage & Transportation	88.2%
Heavy Electrical Equipment	3.9%
Oil & Gas Exploration & Production	2.9%
Affiliated Mutual Fund - Short Term Investment	1.8%
Independent Power Producers & Energy Traders	1.8%
Electric Utilities	1.3%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

PGIM Jennison Energy Infrastructure Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Energy Infrastructure Fund
Class Name	Class Z
Trading Symbol	PRPZX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Jennison Energy Infrastructure Fund
(the “Fund”) for the period of December 1, 2025 to May 31, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Energy Infrastructure Fund—Class Z	$63	1.17%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.17%
Net Assets	$ 550,911,023
Holdings Count | Holding	29
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2026?
Fund’s net assets	$ 550,911,023
Number of fund holdings	29
Portfolio turnover rate for the period	11%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2026?

Industry Classification	% of Net Assets
Oil & Gas Storage & Transportation	88.2%
Heavy Electrical Equipment	3.9%
Oil & Gas Exploration & Production	2.9%
Affiliated Mutual Fund - Short Term Investment	1.8%
Independent Power Producers & Energy Traders	1.8%
Electric Utilities	1.3%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

PGIM Jennison Energy Infrastructure Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Energy Infrastructure Fund
Class Name	Class R6
Trading Symbol	PRPQX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Jennison Energy Infrastructure Fund
(the “Fund”) for the period of December 1, 2025 to May 31, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Energy Infrastructure Fund—Class R6	$60	1.10%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.10%
Net Assets	$ 550,911,023
Holdings Count | Holding	29
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 5/31/2026?
Fund’s net assets	$ 550,911,023
Number of fund holdings	29
Portfolio turnover rate for the period	11%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 5/31/2026?

Industry Classification	% of Net Assets
Oil & Gas Storage & Transportation	88.2%
Heavy Electrical Equipment	3.9%
Oil & Gas Exploration & Production	2.9%
Affiliated Mutual Fund - Short Term Investment	1.8%
Independent Power Producers & Energy Traders	1.8%
Electric Utilities	1.3%
99.9%
Other assets in excess of liabilities	0.1%
100.0%